Debt (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of components of debt
As of June 30, 2024 and December 31, 2023, our debt was as follows:

(in thousands of $)	June 30, 2024	December 31, 2023
Gimi facility (note 14.1)	(630,000)	(630,000)
Unsecured Bonds	(199,905)	(199,869)
Golar Arctic facility	(10,943)	(14,589)
Subtotal (excluding lessor VIE debt)	(840,848)	(844,458)
CSSC VIE debt - FLNG Hilli facility (1)	(353,455)	(396,125)
Total debt (gross)	(1,194,303)	(1,240,583)
Less: Deferred financing costs	20,711	23,853
Total debt, net of deferred financing costs	(1,173,592)	(1,216,730)

At June 30, 2024, our debt, net of deferred financing costs, is broken down as follows:

	Golar debt	VIE debt (2)	Total debt
(in thousands of $)
Current portion of long-term debt and short-term debt	(66,111)	(287,223)	(353,334)
Long-term debt	(756,729)	(63,529)	(820,258)
Total	(822,840)	(350,752)	(1,173,592)
(1) These amounts relate to a certain lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate into our financial statements as a VIE (note 11).